Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2025 (unaudited)

INVESTMENT COMPANIES - 5.54% Shares Held Value (000's)
Money Market Funds - 5.54%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25%
(a),(b),(c)
5,210,470 $ 5,210
TOTAL INVESTMENT COMPANIES $ 5,210
COMMON STOCKS - 0.18% Shares Held Value (000's)
Commercial Services - 0.04%
CPS Investors, LP
(d),(e),(f)
442 $ 43
Warrior Ultimate Holdings LLC - Class A
Common
(c),(d),(e),(f)
87 —
$ 43
Cosmetics & Personal Care - 0.01%
CVS Parent Holdings LLC
(c),(d),(e),(f)
3 7
Electrical Components & Equipment - 0.09%
SENS Intermediate Holdings LLC
(c),(d),(e),(f)
80 81
Engineering & Construction - 0.02%
AKS Engineering Holdings LLC
(c),(d),(e),(f)
20 21
Enterprise Software & Services - 0.02%
Douglas Top Parent LLC
(c),(d),(e),(f)
19,712 22
TOTAL COMMON STOCKS $ 174
PREFERRED STOCKS - 0.04% Shares Held Value (000's)
Commercial Services - 0.04%
Warrior Ultimate Holdings LLC - Class A Preferred
0.00%
(c),(d),(e),(f)
394 $ 41
TOTAL PREFERRED STOCKS $ 41
BONDS - 7.38%
Principal
Amount (000's) Value (000's)
Airlines - 0.01%
OneSky Flight LLC
8.88%, 12/15/2029
(g)
$ 5 $ 5
Automobile Parts & Equipment - 0.80%
Dana Inc
5.38%, 11/15/2027 750 753
Building Materials - 0.11%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g)
95 101
Diversified Financial Services - 0.60%
Credit Acceptance Corp
9.25%, 12/15/2028
(g)
335 355
OneMain Finance Corp
3.50%, 01/15/2027 135 132
Rocket Cos Inc
6.13%, 08/01/2030
(g)
75 76
$ 563
Electric - 0.34%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
325 321
Entertainment - 0.83%
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
815 778
Food - 1.11%
B&G Foods Inc
8.00%, 09/15/2028
(g)
710 684
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
320 333
Post Holdings Inc
5.50%, 12/15/2029
(g)
25 25
$ 1,042
Forest Products & Paper - 0.02%
Mercer International Inc
12.88%, 10/01/2028
(g)
15 15
Media - 0.80%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029
(g)
405 403
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
350 349
$ 752
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.08%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
$ 70 $ 73
Packaging & Containers - 0.76%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
375 381
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
335 340
$ 721
Pharmaceuticals - 0.27%
AdaptHealth LLC
6.13%, 08/01/2028
(g)
255 255
Pipelines - 0.73%
Venture Global LNG Inc
9.50%, 02/01/2029
(g)
635 692
REITs - 0.89%
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(g)
15 16
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
795 774
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
10.50%, 02/15/2028
(g)
49 52
$ 842
Retail - 0.03%
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
25 26
TOTAL BONDS $ 6,939
SENIOR FLOATING RATE INTERESTS
- 87.53%
Principal
Amount (000's) Value (000's)
Advertising - 1.36%
Finn Partners Inc Term Loan
10.98%, 07/01/2026
(b),(e),(h)
$ 1,284 $ 1,281
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
Aerospace & Defense - 0.43%
TransDigm Inc Term Loan J
3.50%, 02/28/2031
(h)
399 400
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.45%
SkyMiles IP Ltd Term Loan B
8.02%, 09/16/2027
(h)
417 419
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Automobile Parts & Equipment - 2.44%
B'laster Holdings LLC Term Loan
9.06%, 10/25/2029
(b),(e),(h)
1,156 1,150
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
M&D Midco Inc Term Loan
9.76%, 08/31/2028
(b),(e),(h)
668 668
CME Term Secured Overnight Financing
Rate 3 Month + 5.40%
Tenneco Inc Term Loan B
9.42%, 11/17/2028
(h)
485 472
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 2,290
Building Materials - 0.53%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.76%, 03/28/2031
(h)
496 497
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 3.08%
Advancion Holdings LLC Term Loan B
8.43%, 11/24/2027
(h)
$ 182 $ 171
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Element Solutions Inc Term Loan B3
6.08%, 12/18/2030
(h)
401 402
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Kano Intermediate Inc. Term Loan
9.05%, 12/17/2030
(b),(e),(h)
2,352 2,330
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 2,903
Commercial Services - 18.27%
Certified Collision Group, Inc. Term Loan
9.32%, 05/17/2027
(e),(h)
900 897
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
CPS Holdco, Inc Delayed Draw Term Loan
9.08%, 03/28/2031
(e),(h)
772 761
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CPS Holdco, Inc Term Loan
9.08%, 03/28/2031
(e),(h)
1,498 1,476
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Fowler Route Co., Inc Revolver
9.83%, 02/28/2030
(e),(h)
160 158
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Fowler Route Co., Inc Term Loan
9.82%, 02/28/2030
(e),(h)
2,193 2,157
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Garda World Security Corp Term Loan B
7.31%, 02/01/2029
(h)
670 671
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
O6 Environmental, LLC Term Loan
10.46%, 06/30/2027
(b),(e),(h)
342 338
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
O6 Environmental, LLC Delayed Draw Term Loan
10.42%, 06/30/2027
(b),(e),(h)
251 248
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
Prosource Holdings MP, LLC Delayed Draw Term
Loan
8.83%, 12/30/2030
(e),(h)
55 55
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Prosource Holdings MP, LLC Term Loan
8.82%, 12/30/2030
(e),(h)
1,569 1,555
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Riverview Landscape Holdings, LLC Delayed Draw
Term Loan
10.58%, 01/29/2030
(e),(h)
961 944
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Riverview Landscape Holdings, LLC Revolver
10.55%, 01/29/2030
(e),(h)
219 215
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Riverview Landscape Holdings, LLC Term Loan
10.58%, 01/29/2030
(e),(h)
1,887 1,854
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Rotolo Consultants Inc. Term Loan
10.08%, 01/31/2031
(b),(e),(h)
$ 1,541 $ 1,520
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Ruppert Landscape, LLC Delayed Draw Term Loan
9.33%, 12/01/2028
(b),(e),(h)
151 149
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Ruppert Landscape, LLC Term Loan
9.26%, 12/01/2028
(b),(e),(h)
622 615
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Sales Performance International, LLC Term Loan
10.78%, 08/24/2028
(b),(e),(h)
1,042 1,036
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
10.85%, 08/24/2028
(b),(e),(h)
1,674 1,665
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Wolverine Seller Holdings, LLC Term Loan
9.07%, 01/17/2030
(b),(e),(h)
876 875
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 17,189
Consumer Products - 0.47%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(h)
496 443
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Cosmetics & Personal Care - 7.98%
Accupac, LLC Term Loan
11.30%, 12/31/2029
(b),(e),(h)
2,052 2,013
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Accupac, LLC Revolver
11.28%, 12/31/2029
(e),(h)
154 151
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Custom Veterinary Services, LLC Term Loan
9.07%, 02/05/2030
(e),(h)
4,188 4,140
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
G-2 Lather Acquisition Corp. Term Loan
9.35%, 01/31/2031
(e),(h)
1,215 1,199
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 7,503
Distribution & Wholesale - 1.10%
HEF Safety Ultimate Holdings, LLC Term Loan
9.57%, 11/19/2029
(b),(e),(h)
1,041 1,041
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Diversified Financial Services - 4.16%
Avolon TLB Borrower 1 US LLC Term Loan B6
6.07%, 06/22/2030
(h)
672 672
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Jane Street Group LLC Term Loan B
6.33%, 12/15/2031
(h)
545 544
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Obra Capital Term Loan
11.68%, 06/21/2029
(e),(h)
2,185 2,152
CME Term Secured Overnight Financing
Rate 1 Month + 7.36%

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
9.28%, PIK 1.50%, 05/30/2027
(h),(i)
$ 574 $ 541
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 3,909
Electric - 1.36%
TPS Intermediate, LLC Term Loan
9.70%, 06/09/2029
(e),(h)
1,281 1,279
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
Electrical Components & Equipment - 1.76%
Energizer Holdings Inc Term Loan B
6.32%, 03/13/2032
(h)
455 455
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENS Intermediate Holdings LLC Revolver
9.30%, 03/10/2031
(e),(h)
39 39
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
SENS Intermediate Holdings LLC Term Loan
9.36%, 03/10/2031
(e),(h)
1,183 1,166
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 1,660
Electronics - 3.44%
AEP Passion Intermediate Holdings Inc Term Loan
9.08%, PIK 1.90%, 10/05/2027
(e),(h),(i)
344 334
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
AIDC Intermediate Co 2, LLC Term Loan
9.85%, 07/22/2027
(b),(e),(h)
1,541 1,542
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Thames Technology Holdings, Inc. Term Loan
10.56%, 09/03/2029
(e),(h)
1,376 1,363
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
$ 3,239
Engineering & Construction - 1.48%
AKS Engineering & Forestry, LLC Term Loan
9.32%, 01/02/2031
(b),(e),(h)
1,407 1,390
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Enterprise Software & Services - 1.33%
Douglas Holdings, Inc. Term Loan
5.13%, PIK 4.94%, 08/27/2030
(e),(h),(i)
1,182 1,178
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. Delayed Draw Term Loan
9.95%, 08/27/2030
(e),(h)
31 31
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. Synthetic PIK Delayed
Draw Term Loan
10.05%, PIK 0.00%, 08/27/2030
(e),(h),(i)
39 39
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 1,248
Environmental Control - 1.15%
Gold Medal Holdings Inc Term Loan
10.07%, 03/17/2027
(b),(e),(h)
1,082 1,082
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food - 6.26%
Cornhusker Buyer, Inc. Term Loan
8.95%, PIK 1.75%, 10/31/2028
(e),(h),(i)
$ 774 $ 774
CME Term Secured Overnight Financing
Rate 3 Month + 6.40%
Costanzo's Bakery, LLC Term Loan
9.80%, 06/18/2027
(b),(e),(h)
785 785
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Fiesta Purchaser Inc Term Loan B
7.58%, 02/12/2031
(h)
495 496
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Hill Country Dairies, Inc. Delayed Draw Term Loan
9.26%, 08/01/2030
(e),(h)
126 125
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Hill Country Dairies, Inc. Revolver
9.26%, 08/01/2030
(e),(h)
42 42
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Hill Country Dairies, Inc. Term Loan
9.28%, 08/01/2030
(e),(h)
1,541 1,532
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
KNPC Holdco, LLC Term Loan
10.14%, 10/22/2029
(b),(e),(h)
1,270 1,265
CME Term Secured Overnight Financing
Rate 6 Month + 5.85%
11.39%, 10/22/2029
(b),(e),(h)
206 208
CME Term Secured Overnight Financing
Rate 6 Month + 7.10%
Maldives Acquisition, LLC Term Loan
10.56%, 07/15/2028
(e),(h)
664 657
CME Term Secured Overnight Financing
Rate 6 Month + 6.25%
$ 5,884
Healthcare - Products - 0.53%
Medline Borrower LP Term Loan B
6.58%, 10/23/2028
(h)
498 498
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Healthcare - Services - 11.64%
IPC Pain Acquisition LLC Term Loan
9.97%, 05/19/2027
(e),(h)
199 199
CME Term Secured Overnight Financing
Rate 1 Month + 5.61%
KL Charlie Acquisition Corp Term Loan
9.93%, 12/30/2026
(b),(e),(h)
737 732
CME Term Secured Overnight Financing
Rate 1 Month + 5.60%
KL Charlie Acquisition Corp Delayed Draw Term
Loan
9.95%, 12/30/2026
(b),(e),(h)
1,078 1,071
CME Term Secured Overnight Financing
Rate 1 Month + 5.60%
North Haven USHC Acquisition, Inc. Term Loan
9.41%, 10/30/2025
(b),(e),(h)
706 706
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
Orion Midco LLC Term Loan
9.60%, 05/21/2031
(b),(e),(h)
2,087 2,065
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Pediatric Home Respiratory Services, LLC Term
Loan
9.77%, 12/23/2030
(b),(e),(h)
2,841 2,826
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Pediatric Home Respiratory Services, LLC Revolver
9.74%, 12/23/2030
(e),(h)
$ 111 $ 111
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
SDG MGMT Company, LLC Term Loan
9.91%, 07/03/2028
(b),(e),(h)
722 714
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
10.43%, 07/03/2028
(b),(e),(h)
216 216
CME Term Secured Overnight Financing
Rate 3 Month + 6.10%
SSA Acquisition Holdco, LLC Term Loan
10.06%, 07/25/2029
(e),(h)
1,956 1,927
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
SSA Acquisition Holdco, LLC Delayed Draw Term
Loan
10.01%, 07/25/2029
(e),(h)
397 391
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
$ 10,958
Insurance - 1 .26%
Keystone Agency Investors, LLC Term Loan
9.07%, 05/03/2027
(b),(e),(h)
786 781
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
9.07%, 05/03/2027
(b),(e),(h)
407 405
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 1,186
Iron & Steel - 0.53%
TMS International Corp/DE Term Loan B7
7.79%, 03/02/2030
(h)
495 495
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Lodging - 0.53%
Fertitta Entertainment LLC/NV Term Loan B
7.83%, 01/27/2029
(h)
495 494
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0.02%
TK Elevator US Newco Inc Term Loan B
7.24%, 04/30/2030
(h)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0.51%
Directv Financing LLC Tern Loan Extended
9.79%, 08/02/2029
(h)
121 120
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC Term Loan B
9.83%, 02/15/2031
(h)
376 358
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
$ 478
Mining - 0.32%
Arsenal AIC Parent LLC Term Loan B
7.08%, 08/18/2030
(h)
297 297
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 3.17%
Clydesdale Acquisition Holdings Inc Term Loan B
7.58%, 03/26/2032
(h)
280 279
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Flexpak Investment Corp Term Loan
9.16%, 07/30/2027
(e),(h)
$ 280 $ 280
CME Term Secured Overnight Financing
Rate 1 Month + 4.85%
Keg Logistics LLC Term Loan
11.26%, 11/23/2027
(b),(e),(h)
1,926 1,926
CME Term Secured Overnight Financing
Rate 3 Month + 6.90%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.32%, 04/15/2027
(h)
497 497
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 2,982
Pharmaceuticals - 3.02%
1261229 BC Ltd Term Loan B
10.56%, 09/25/2030
(h)
275 265
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc Term Loan B
8.33%, 04/23/2031
(h)
496 495
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
KL Moon Acquisition, LLC Term Loan
9.28%, PIK 2.75%, 02/01/2029
(e),(h),(i)
633 620
CME Term Secured Overnight Financing
Rate 3 Month + 7.75%
Vert Markets LLC Term Loan
10.10%, 12/18/2029
(e),(h)
1,491 1,459
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
$ 2,839
Pipelines - 0.53%
NGL Energy Operating LLC Term Loan B
4.35%, 02/03/2031
(h)
500 495
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Retail - 1.06%
IRB Holding Corp Term Loan B
7.26%, 12/15/2027
(h)
498 497
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
KFC Holding Co Term Loan B
6.18%, 03/15/2028
(h)
496 498
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 995
Software - 7.36%
Alta Buyer LLC Term Loan
9.32%, 12/21/2027
(b),(e),(h)
1,011 1,011
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Alta Buyer LLC Delayed Draw Term Loan
9.32%, 12/21/2027
(b),(e),(h)
273 273
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
CEV Multimedia, LLC Term Loan
10.70%, 12/27/2027
(b),(e),(h)
242 242
CME Term Secured Overnight Financing
Rate 1 Month + 6.35%
Cleartelligence, LLC Term Loan
10.35%, 07/10/2029
(e),(h)
2,460 2,457
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cleartelligence, LLC
10.32%, 07/10/2029
(e),(h)
40 40
CME Term Secured Overnight Financing
Rate 3 Month + 6.10%

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Cloud Software Group Inc Term Loan B1
7.80%, 03/30/2029
(h)
$ 369 $ 369
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
ES Ventures, LLC Term Loan
9.30%, 12/13/2028
(b),(e),(h)
1,029 1,016
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
9.30%, 12/13/2028
(b),(e),(h)
692 683
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Moonraker AcquisitionCo LLC Term Loan
9.89%, 08/04/2028
(b),(e),(h)
835 834
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
$ 6,925
TOTAL SENIOR FLOATING RATE INTERESTS $ 82,314
Total Investments $ 94,678
Other Assets and Liabilities -  (0.67)% (648)
TOTAL NET ASSETS - 100.00% $ 94,030
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the Principal Private Credit Fund
(SPV), LLC (the "SPV"), which is a wholly-owned subsidiary of the Fund.
(c) All or a portion of this security is owned by the Principal Private Credit Fund
I (Corp Blocker), LLC (the "Domestic Subsidiary"), which is a wholly-owned subsidiary of the Fund.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,054 or 6.44% of net assets.
(h) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(i) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 49.65%
Industrial 12.96%
Technology 8.71%
Consumer, Cyclical 7.24%
Financial 6.91%
Money Market Funds 5.54%
Basic Materials 3.95%
Communications 2.67%
Utilities 1.70%
Energy 1.34%
Other Assets and Liabilities
(0.67)%
TOTAL NET ASSETS
100.00%
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
AKS Engineering Holdings LLC 01/07/2025 $ 20 $ 21 0.02%
CPS Investors, LP 03 /28/2025-05/30/2025 44 43 0.04%
CVS Parent Holdings LLC 02/06/2025 8 7 0.01%
Douglas Top Parent LLC 08/27/2024 20 22 0.02%
SENS Intermediate Holdings LLC 03/10/2025 80 81 0.09%
Warrior Ultimate Holdings LLC - Class A Common 12/30/2024 — — 0.00%
Warrior Ultimate Holdings LLC - Class A Preferred   0.00% 12/30/2024 39 41 0.04%
Total $ 215 0.22%
Amounts in thousands.

Glossary to the Schedule of Investments
June 30, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar